UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2010

Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Nottingham Advisors Inc.
Address: 500 Essjay Rd. Suite 220
         Williamsville, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer              Williamsville, NY              05/04/10
----- ----------              -------------- --              --------
   [Signature]                 [City, State]                  [Date]

Report Type      (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         ___________________________________-  [Repeat as necessary.]















                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            70

Form 13F Information Table Value Total:            $199969
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state [NONE] and omit the column headings and list entries.]

         No.     Form 13F File Number              Name



         [Repeat as necessary.]


















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
                                                                                                             Voting Authority
                                                                                                             ----------------
                                    Title
                                    of                   Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                      class   CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared  None
--------------                      -----   -----       --------  -------  ---  ----  -------  --------    ----    ------  ----
                                                         Nottingham Advisors
                                                                   FORM 13F
                                                          March 31, 2010

Apple Computer                      COM     037833100      3615       15385  SH        Sole                     15385
Biosensors International Group      COM     G11325100        28       53000  SH        Sole                     53000
Boston Scientific Corp.             COM     101137107       200       27736  SH        Sole                     27736
Exxon Mobil Corp.                   COM     30231G102       552        8240  SH        Sole                      8240
General Electric Co.                COM     369604103       675       37074  SH        Sole                     37074
Heartland Oil & Gas Corp.           COM     42235Q200         0       10000  SH        Sole                     10000
ICO Therapeutics Inc                COM     45107J105        17       33682  SH        Sole                     33682
Johnson & Johnson                   COM     478160104       327        5015  SH        Sole                      5015
M&T Bank Corp.                      COM     55261F104       281        3544  SH        Sole                      3544
Microsoft Inc.                      COM     594918104       615       21015  SH        Sole                     21015
NMT Medical Inc.                    COM     629294109        48       10700  SH        Sole                     10700
Naturalnano Inc.                    COM     63901A105         1      103400  SH        Sole                    103400
Synergetics USA Inc.                COM     87160G107       156       94271  SH        Sole                     94271
Trans1 Inc.                         COM     89385X105       706      217121  SH        Sole                    217121
Urologix Inc.                       COM     917273104       279      167819  SH        Sole                    167819
Consumer Staples Select Sector              81369Y308      1780       63725  SH        Sole                     63725
CurrencyShares Euro Trust                   23130C108      2270       16845  SH        Sole                     16845
DB Commodity Index Tracking Fd              73935S105      6613      281167  SH        Sole                    281167
Financial Select Sector SPDR                81369Y605       184       11525  SH        Sole                     11525
PowerShares QQQ Nasdaq 100                  73935A104       239        4970  SH        Sole                      4970
SPDR Gold Trust                             78463V107      4494       41252  SH        Sole                     41252
SPDR S & P Mid-Cap 400 Trust                78467Y107      7277       50832  SH        Sole                     50832
SPDR S&P International DVD                  78463X772      5023       92853  SH        Sole                     92853
Utilities Select Sector SPDR                81369Y886      6860      231286  SH        Sole                    231286
Vanguard Dividend Appreciation              921908844     21877      448032  SH        Sole                    448032
Vanguard Emerging Markets ETF               922042858      3980       94417  SH        Sole                     94417
Vanguard Mid-Cap VIPERS ETF                 922908629      3173       48732  SH        Sole                     48732
Vanguard REIT Index                         922908553      3267       66935  SH        Sole                     66935
WisdomTree International Top 1              97717W786       206        4825  SH        Sole                      4825
iShares FTSE/Xinhua China 25 I              464287184      1989       47245  SH        Sole                     47245
iShares MSCI Canada Index                   464286509      2737       98079  SH        Sole                     98079
iShares MSCI EAFE Index                     464287465     32071      572908  SH        Sole                    572908
iShares MSCI Emerging Markets               464287234      4863      115443  SH        Sole                    115443
iShares Russell 1000 Growth In              464287614     22761      438137  SH        Sole                    438137
iShares Russell 1000 Value Ind              464287598     17848      292251  SH        Sole                    292251
iShares Russell 2000 Value Ind              464287630       211        3310  SH        Sole                      3310
iShares Russell Midcap Growth               464287481       318        6550  SH        Sole                      6550
iShares Russell Midcap Value I              464287473       342        8478  SH        Sole                      8478
iShares S&P 500 Value Index Fd              464287408       300        5312  SH        Sole                      5312
iShares S&P Europe 350                      464287861       254        6620  SH        Sole                      6620
iShares S&P Global Healthcare               464287325      8478      161548  SH        Sole                    161548
iShares S&P Global Utilities                464288711       920       20135  SH        Sole                     20135
iShares S&P Midcap 400 Index                464287507       238        3025  SH        Sole                      3025
iShares S&P Small Cap 600 Inde              464287804      8876      149308  SH        Sole                    149308
iShares S&P U.S. Preferred Sto              464288687       723       18672  SH        Sole                     18672
Aim Intl Small Company Fd Cl A              008879561       744  48461.6690  SH        Sole                48461.6690
Aim Real Estate Fund Cl A                   00142C565      1017  53558.3960  SH        Sole                53558.3960
Credit Suisse Commodity Return              22544R305       729  89174.6660  SH        Sole                89174.6660
Davis New York Venture Fund A               239080104      1405  43660.8700  SH        Sole                43660.8700
Dodge & Cox Intl Stock Fund                 256206103      1411  42707.8320  SH        Sole                42707.8320
JP Morgan Mid Cap Value Fund C              339128308       678  33038.0070  SH        Sole                33038.0070
Janus Advisor Forty Fund                    47102R405      1333  40773.6690  SH        Sole                40773.6690
Keeley Small Cap Value Cl. A                487300501       787  37107.8780  SH        Sole                37107.8780
Lazard Emerging Markets Portfo              52106N764       410  21172.3120  SH        Sole                21172.3120
Longleaf Partners Fund                      543069108      1418  55076.3430  SH        Sole                55076.3430
MFS Series Tr I - MFS Value Fu              552983801       347  16030.8810  SH        Sole                16030.8810
MFS Series Trust I Research                 552983512      1089  77950.4310  SH        Sole                77950.4310
NT Collective Daily EAFE                                    157  20646.7476  SH        Sole                20646.7476
Neuberger Berman Genesis Adv                64122m605       572  23890.7170  SH        Sole                23890.7170
Neuberger Berman Small Cap Gro              640917803       177  10361.9560  SH        Sole                10361.9560
The Jensen Portfolio                        476313101      1831  71881.5450  SH        Sole                71881.5450
Van Kampen Mid Cap Growth Fund              92113A702       394  15974.0000  SH        Sole                15974.0000
Community Bank N.A.                         203607106      5875      257912  SH        Sole                    257912
Echo Metrix Inc.                            27877C106         5       50000  SH        Sole                     50000
Exxon Mobil Corp.                           30231G102       423        6313  SH        Sole                      6313
General Electric Co.                        369604103       596       32750  SH        Sole                     32750
Goldspring Inc.                             381536101         4      475000  SH        Sole                    475000
Johnson & Johnson                           478160104       247        3793  SH        Sole                      3793
M & T Bank Corp                             55261F104       298        3760  SH        Sole                      3760
Trans1 Inc.                                 89385X105       211       64886  SH        Sole                     64886
REPORT SUMMARY                   70     DATA RECORDS     199835              0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.
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